SUBSIDIARIES	6 Months Ended
Jun. 30, 2025
Disclosure of subsidiaries [abstract]
SUBSIDIARIES	SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARIES
Brookfield Finance Inc. (“BFI”) was incorporated on March 31, 2015 under the Business Corporations Act (Ontario) and is a subsidiary of the Corporation. Historically, we have also issued debt securities through other subsidiaries, including Brookfield Finance LLC (“BFL”) and Brookfield Finance I (UK) PLC (“BF U.K.”). As at June 30, 2025, BFI is the issuer of the following series of notes (together with BFL and BF U.K. as co-obligors, as noted below):
•$500 million of 4.25% notes due in 2026;
•$1.1 billion of 3.90% notes due in 2028;
•$1.0 billion of 4.85% notes due in 2029;
•$750 million of 4.35% notes due in 2030;
•$500 million of 2.724% notes due in 2031;
•$600 million of 2.34% notes due in 2032 (BF U.K. co-obligor).
•$700 million of 6.35% notes due in 2034;
•$450 million of 5.675% notes due in 2035;
•$900 million of 4.70% notes due in 2047;
•$600 million of 3.45% notes due in 2050 (BFL co-obligor);
•$750 million of 3.50% notes due in 2051;
•$400 million of 3.625% notes due in 2052;
•$950 million of 5.968% notes due in 2054;
•$500 million of 5.813% notes due in 2055;
•$700 million of 6.30% subordinated notes due in 2055; and
•$400 million of 4.625% subordinated notes due in 2080.
In addition, Brookfield Finance II Inc. (“BFI II”) is the issuer of C$1.0 billion of 5.431% notes due in 2032, Brookfield Capital Finance LLC (the “US LLC Issuer”) is the issuer of $550 million of 6.087% notes due in 2033, and BF U.K. is the issuer of $230 million of 4.50% perpetual subordinated notes.
BFL is a Delaware limited liability company formed on February 6, 2017 and is a subsidiary of the Corporation. The US LLC Issuer is a Delaware limited liability company formed on August 12, 2022 and a subsidiary of the Corporation. BFI II was incorporated on September 24, 2020 under the Business Corporations Act (Ontario) and is a subsidiary of the Corporation. Brookfield Finance (Australia) Pty Ltd (“BF AUS”) was incorporated on September 24, 2020 under the Corporations Act 2001 (Commonwealth of Australia) and is a subsidiary of the Corporation. BF U.K. (collectively with BFI, BFI II, BFL, BF AUS, and the US LLC Issuer, the “Debt Issuers”) was incorporated on September 25, 2020 under the U.K. Companies Act 2006 and is a subsidiary of the Corporation. Brookfield Finance II LLC (“BFL II”) was formed on September 24, 2020 under the Delaware Limited Liability Company Act and is a subsidiary of the Corporation. The Debt Issuers are consolidated subsidiaries of the Corporation that may offer and sell debt securities. BFL II is a consolidated subsidiary of the Corporation that may offer and sell preferred shares representing limited liability company interests. Any debt securities issued by the Debt Issuers are, or will be, fully and unconditionally guaranteed as to payment of principal, premium (if any), interest and certain other amounts by the Corporation. Any preferred shares representing limited liability company interests issued by BFL II will be fully and unconditionally guaranteed as to payment of distributions when due, amounts due on redemption, and amounts due on the liquidation, dissolution or winding-up of BFL II, in each case by the Corporation.
The US LLC Issuer, BFI II, BFL, BFL II, BF AUS and BF U.K. have no independent activities, assets or operations other than in connection with any securities that they may issue.
Brookfield Investments Corporation (“BIC”) is an investment company that holds investments in the real estate, renewable power and infrastructure sectors, as well as a portfolio of preferred shares issued by the Corporation’s subsidiaries. The Corporation provided a full and unconditional guarantee of the Class 1 Senior Preferred Shares, Series A issued by BIC. As at June 30, 2025, C$20 million of these senior preferred shares were held by third-party shareholders and are retractable at the option of the holder.
The following tables contain summarized financial information of the Corporation, BFI, BFI II, BFL, BFL II, BF AUS, BF U.K., the US LLC Issuer, BIC and non-guarantor subsidiaries:

AS AT AND FOR THE THREE MONTHS ENDED JUN. 30, 2025 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	US LLC Issuer	BIC	Other Subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$289	$125	$(31)	$—	$—	$—	$—	$11	$41	$21,078	$(3,430)	$18,083
Net income (loss) attributable to shareholders	272	(4)	(40)	—	—	—	—	—	(41)	2,538	(2,453)	272
Total assets	78,164	14,724	739	—	—	—	169	552	4,116	643,208	(235,604)	506,068
Total liabilities	31,568	13,038	733	2	—	—	1	550	3,530	331,723	(36,722)	344,423
Non-controlling interest – preferred equity	—	—	—	—	—	—	230	—	—	—	—	230

AS AT DEC. 31, 2024 AND FOR THE THREE MONTHS ENDED JUN. 30, 2024 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	US LLC Issuer	BIC	Other Subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$876	$506	$18	$—	$—	$—	$4	$11	$48	$26,365	$(4,778)	$23,050
Net income (loss) attributable to shareholders	43	403	8	—	—	—	3	—	23	3,379	(3,816)	43
Total assets	85,449	11,640	699	—	—	—	169	552	3,907	557,003	(168,995)	490,424
Total liabilities	39,472	10,457	693	2	—	—	1	550	3,423	312,176	(41,733)	325,041
Non-controlling interest –preferred equity	—	—	—	—	—	—	230	—	—	—	—	230

FOR THE SIX MONTHS ENDED JUN. 30, 2025 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	US LLC Issuer	BIC	Other Subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$1,146	$233	$(21)	$—	$—	$—	$4	$22	$84	$40,665	$(6,106)	$36,027
Net income (loss) attributable to shareholders	345	(20)	(40)	—	—	—	4	—	(27)	4,527	(4,444)	345

FOR THE SIX MONTHS ENDED JUN. 30, 2024 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	US LLC Issuer	BIC	Other Subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$1,735	$600	$44	$—	$—	$—	$8	$22	$97	$50,706	$(7,255)	$45,957
Net income (loss) attributable to shareholders	145	402	24	—	—	—	7	—	56	4,971	(5,460)	145
1.This column accounts for investments in all subsidiaries of the Corporation under the equity method.
2.This column accounts for investments in all subsidiaries of the Corporation other than BFI, BFI II, BFL, BFL II, BF AUS, BF U.K., the US LLC Issuer and BIC on a combined basis.
3.This column includes the necessary amounts to present the company on a consolidated basis.